License costs and other intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 234,604	$ 203,498
Accumulated Amortization	(138,812)	(122,511)
Total	95,792	80,987
License costs
Finite-Lived Intangible Assets [Line Items]
Gross Amount	218,473	187,415
Accumulated Amortization	(124,105)	(109,402)
Total	$ 94,368	78,013
Subscriber relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Gross Amount	$ 12,589	12,546
Accumulated Amortization	(11,165)	(9,670)
Total	1,424	2,876
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,542	3,537
Accumulated Amortization	(3,542)	(3,439)
Total	$ 0	$ 98
Minimum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Minimum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	6 years
Maximum | License costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	20 years
Maximum | Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	14 years